Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	$ 378,547	$ 288,687
Finished goods	1,087,194	1,138,394
Low-value consumption goods	69,774	31,801
Work in progress	609,440	416,028
Total Inventory	2,144,955	1,874,910
Less: reserve for obsolete inventories	176,805	0
Total	$ 1,968,150	$ 1,874,910